Capital Stock and Warrants: Stock Options: Schedule of Stock Options Roll Forward (Tables)	3 Months Ended
Sep. 30, 2012
Schedule of Stock Options Roll Forward:
Schedule of Stock Options Roll Forward

	Number of Shares	Weighted Average Exercise Price
Outstanding, July 1, 2010	0	$0
Options granted	6,500,000.75
Options expired	0	0
Options cancelled	0	0
Outstanding, June 30, 2011	6,500,000	$0
Exercisable, June 30, 2011	6,500,000	$0

Outstanding, July 1, 2011	6,500,000	$.75
Options granted	450,000	1.00
Options expired	0	0
Options cancelled	0	0
Outstanding, June 30, 2012	6,950,000	$0.88
Exercisable, June 30, 2012	6,500,000	$0.75